Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 14 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify subsequent events, except as stated below, that would have required adjustment or disclosure in the consolidated financial statements.

Modifications to CFO Option Award Agreement

As previously disclosed in Note 10, on December 8, 2025, the Company entered into employment agreements with officers including the CFO (the “CFO Employment Agreement”). Pursuant to the CFO Employment Agreement, on December 8, 2025, the CFO and the Company entered into an option award agreement, where the CFO received an award (the “CFO Initial Award”) of stock options to purchase 941,620 shares of  Class A common stock of the Company, par value $0.01 per share (“Class A Common Stock”), with an exercise price of $14.43 per share (the “Prior Option Award Agreement”).

On January 2, 2026, the CFO and the Company entered into a new option award agreement (the “CFO Amended Option Award Agreement”), which superseded and replaced the Prior Option Award Agreement. Pursuant to the CFO Amended Option Award Agreement, on January 2, 2026, the CFO received an award of stock options to purchase 970,201 shares of Class A Common Stock, with an exercise price of $14.43 per share (such award, the “CFO Amended Award”). Of the CFO Amended Award, options covering 796,951 shares of Class A Common Stock are subject to service-based vesting conditions (such portion of the CFO Amended Award, the “CFO Time-Based Award”), and options covering 173,250 shares of Class A Common Stock are subject to both performance-based vesting conditions and service-based vesting conditions (such portion of the CFO Amended Award, the “CFO Performance-Based Award”).

The CFO Time-Based Award will vest as follows: (x) 25% of the CFO Time-Based Award will vest on April 1, 2026, and (y) the remaining 75% of the CFO Time-Based Award will vest quarterly in equal installments between April 1, 2026 and April 1, 2029, in each case, subject to the CFO’s continued employment through the applicable vesting date. The CFO Performance-Based Award will vest annually in 4 equal tranches on each of the first 4 anniversaries of April 1, 2025, starting on April 1, 2026, and each such tranche will vest subject to (x) the CFO’s continued employment through the applicable performance vesting date; and (y) the satisfaction of each of the following performance conditions during the applicable vesting year, as determined by the Board in good faith: (i) the annual operating budget of the Company shall be within 10% of estimates as approved by the Board; (ii) the Company shall have an unqualified audit of financials, and an unqualified internal controls audit; (iii) there is no loss or misappropriation of, or loss of access to, the Company’s or its subsidiaries’ digital assets (including any digital assets held by a custodian or other third-party on behalf of the Company or its subsidiaries), excluding a loss or loss of access where the Board’s actions materially contributed to such loss or loss of access; and (iv) the growth rate in Bitcoin per share of Class A Common Stock on a fully diluted basis is at least 15% between the Closing Date and the applicable performance vesting date.

In the event that the CFO is terminated by the Company without cause or if the CFO resigns for good reason, the CFO will be entitled to exercise the portion of the CFO Amended Award that has vested as of such termination, to the extent not exercised, in accordance with the CFO Amended Option Award Agreement. The remaining portion of the CFO Amended Award will be canceled and forfeited as of the termination date, with no consideration to the CFO.

In the event that a change in control occurs, and the CFO Amended Award, to the extent outstanding, is not assumed or substituted in connection therewith by the successor of the Company, the CFO Amended Award will vest in full and become exercisable immediately prior to the consummation of the change in control.